Consolidated Statements of Cash Flows - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019
OPERATING ACTIVITIES
Funds flow from continuing operations (note 14)	$ 496	$ 443	$ 946	$ 881
Net change in non-cash balances	(135)	(33)	(246)	(180)
Operating activities	361	410	700	701
INVESTING ACTIVITIES
Additions to property, plant and equipment (note 3)	(248)	(220)	(518)	(556)
Additions to equipment costs (net) (note 3)	(7)	(10)	(18)	(19)
Additions to other intangibles (note 3)	(36)	(19)	(64)	(53)
Net additions to investments and other assets	(4)	3	(5)	3
Proceeds on disposal of property, plant and equipment	1	13	1	13
Investing activities	(294)	(233)	(604)	(612)
FINANCING ACTIVITIES
Increase in short-term borrowings	135	0	215	0
Issuance of long-term debt	800	0	800	1,000
Repayment of long-term debt	(818)	0	(2,068)	0
Bank facility arrangement costs	(9)	0	(10)	(9)
Payment of lease liabilities	(27)	0	(57)	0
Issue of Class B Non-Voting Shares (note 9)	2	21	5	23
Purchase of Class B Non-Voting Shares for cancellation (note 9)	(80)	0	(105)	0
Dividends paid on Class A Shares and Class B Non-Voting Shares	(153)	(97)	(269)	(195)
Dividends paid on Preferred Shares	(2)	(2)	(4)	(4)
Payment of distributions to non-controlling interests	0	0	(2)	0
Financing activities	(152)	(78)	(1,495)	815
Increase (decrease) in cash	(85)	99	(1,399)	904
Cash, beginning of period	132	1,189	1,446	384
Cash, end of period	$ 47	$ 1,288	$ 47	$ 1,288